Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table is a summary of the components of accumulated other comprehensive loss as of December 31, 2016 and 2015:

(in thousands)	2016	2015
Net unrealized (loss) gain on hedging contracts, net of tax	$(7,600)	$48
Net unrealized (loss) gain on marketable securities, net of tax	(156)	1,215
Net unrealized loss on pension, net of tax	(1,498)	(2,148)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $7.7 million and $7.4 million in 2016 and 2015, respectively	(15,901)	(15,497)
Foreign currency translation adjustments	(308,684)	(242,774)
Accumulated other comprehensive loss	$(333,839)	$(259,156)